CURRENCY GAINS / (LOSSES) - Currency Gains and Losses Included in Income from Operations (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)
Analysis of income and expense [line items]
Total currency gains / (losses) - net	€ (27)	$ (27)	€ 3	$ 3	€ 11	$ 11
Realized exchange (losses) / gains on foreign currency derivatives - net	(11)		1		11
Losses reclassified from OCI as a result of hedge accounting discontinuation	(6)		0		0
Unrealized (losses) / gains on foreign currency derivatives - net	(8)		1		(3)
Exchange (losses) / gains from the remeasurement of monetary assets and liabilities - net	(2)		1		3
Included in Revenue
Analysis of income and expense [line items]
Total currency gains / (losses) - net	(6)		(7)		2
Included in Cost of sales
Analysis of income and expense [line items]
Total currency gains / (losses) - net	(2)		1		2
Included in Other gains and losses - net
Analysis of income and expense [line items]
Total currency gains / (losses) - net	€ (19)		€ 9		€ 7